                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           February 16, 2010
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total: (thousands) 297,675
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                       as of 12/31/2009

                                   TITLE OF             MARKET VALUE  SHARES/  SH/ INVESTMENT    VOTING AUTHORITY
NAME OF ISSUER                       CLASS     CUSIP      (1000'S)   PAR VALUE PRN DISCRETION    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP 2.00% Conv Bond    BOND     03073T-AB-8        1,536 1,600,000 PRN    SOLE    1,600,000
CSG SYSTEMS INT'L 2.50% Conv Bd    BOND     126349-AB-5          999 1,000,000 PRN    SOLE    1,000,000
CERADYNE INC 2.875% Conv Corp Bd   BOND     156710-AA-3        2,710 2,875,000 PRN    SOLE    2,875,000
ENERSYS 3.375% Convertible Bond    BOND     29275Y-AA-0          886 1,000,000 PRN    SOLE    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd   BOND     527288-AX-2        1,431 1,190,000 PRN    SOLE    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd    BOND     58470K-AA-2        1,015 1,000,000 PRN    SOLE    1,000,000
NII HOLDINGS 2.75% Corp Conv Bd    BOND     62913F-AF-9          407   409,000 PRN    SOLE      409,000
NUANCE COMMUNIC  2.75% Conv Bds    BOND     67020Y-AB-6        1,070 1,000,000 PRN    SOLE    1,000,000
OMNICOM 0.00% Conv Bonds           BOND     681919-AT-3        1,965 2,000,000 PRN    SOLE    2,000,000
TRANSOCEAN INC 1.50% Conv Bd       BOND     893830-AW-9          770   800,000 PRN    SOLE      800,000
WORLD ACCEP CORP 3.00% Conv Nts    BOND     981417-AB-4        1,545 1,650,000 PRN    SOLE    1,650,000
AAR CORP                           COM      000361-10-5        1,744    75,900 SH     SOLE       75,900
AGL RESOURCE  INC.                 COM      001204-10-6          408    11,200 SH     SOLE       11,200
AOL INC                            COM      00184X-10-5           71     3,030 SH     SOLE        3,030
AT&T INC                           COM      00206R-10-2        5,508   196,500 SH     SOLE      196,500
ABBOTT LABORATORIES                COM      002824-10-0          540    10,000 SH     SOLE       10,000
AETNA INC                          COM      00817Y-10-8        1,585    50,000 SH     SOLE       50,000
ALTRIA GROUP INC                   COM      02209S-10-3           59     3,000 SH     SOLE        3,000
AMGEN INC                          COM      031162-10-0        1,697    30,000 SH     SOLE       30,000
ANADARKO PETROLEUM CORP            COM      032511-10-7        4,994    80,000 SH     SOLE       80,000
APACHE CORP                        COM      037411-10-5        2,063    20,000 SH     SOLE       20,000
BP AMOCO P L C ADR                 COM      055622-10-4        5,347    92,240 SH     SOLE       92,240
BARD-C R-INC                       COM      067383-10-9        3,770    48,400 SH     SOLE       48,400
BARRICK GOLD CORP                  COM      067901-10-8        2,346    59,576 SH     SOLE       59,576
BAXTER INTERNATIONAL  INC          COM      071813-10-9        4,108    70,000 SH     SOLE       70,000
BECTON DICKINSON                   COM      075887-10-9        3,154    40,000 SH     SOLE       40,000
WR BERKLEY CORP                    COM      084423-10-2           74     3,000 SH     SOLE        3,000
BHP BILLITON LTD                   COM      088606-10-8        8,424   110,000 SH     SOLE      110,000
BRISTOL MYERS SQUIBB CO            COM      110122-10-8        3,322   131,549 SH     SOLE      131,549
BROCADE COMMUNICATIONS SYSTEMS     COM      111621-30-6          382    50,000 SH     SOLE       50,000
CVS CAREMARK CORP                  COM      126650-10-0          966    30,000 SH     SOLE       30,000
CAMPBELL SOUP CO                   COM      134429-10-9        1,352    40,000 SH     SOLE       40,000
CANADIAN PACIFIC RAILWAY LTD       COM      13645T-10-0        2,570    47,600 SH     SOLE       47,600
CENOVUS ENERGY INC                 COM      15135U-10-9        2,520   100,000 SH     SOLE      100,000
CHEVRON CORP                       COM      166764-10-0        6,871    89,240 SH     SOLE       89,240
CISCO SYSTEMS                      COM      17275R-10-2        9,251   386,435 SH     SOLE      386,435
CONOCOPHILLIPS                     COM      20825C-10-4        7,150   140,000 SH     SOLE      140,000
COVANTA HOLDING CORPORATION        COM      22282E-10-2        1,085    60,000 SH     SOLE       60,000
CYBERONICS INC                     COM      23251P-10-2        1,669    81,650 SH     SOLE       81,650
DIEBOLD INC                        COM      253651-10-3        1,707    60,000 SH     SOLE       60,000
DIREXION DAILY FINL BEAR ETF       COM      25459W-49-0        2,915   150,000 SH     SOLE      150,000
DOMINION RESOURCES INC             COM      25746U-10-9        1,344    34,528 SH     SOLE       34,528
DUPONT DENEMOURS & CO              COM      263534-10-9          707    21,000 SH     SOLE       21,000
DUKE ENERGY HOLDING CORPORATION    COM      26441C-10-5        4,096   238,000 SH     SOLE      238,000
EMC CORP                           COM      268648-10-2        5,792   331,553 SH     SOLE      331,553
EL PASO CORP                       COM      28336L-10-9        2,064   210,000 SH     SOLE      210,000
ENCANA CORPORATION                 COM      292505-10-4        3,239   100,000 SH     SOLE      100,000
ENERGEN CORP                       COM      29265N-10-8          468    10,000 SH     SOLE       10,000
EXXON MOBIL CORP                   COM      30231G-10-2        5,455    80,000 SH     SOLE       80,000
F P L GROUP INC                    COM      302571-10-4        2,430    46,000 SH     SOLE       46,000
FLUOR CORP NEW                     COM      343412-10-2        1,802    40,000 SH     SOLE       40,000
FLOWERS FOODS                      COM      343498-10-1        1,444    60,775 SH     SOLE       60,775
FREEPORT MCMORAN COPPER & GOLD     COM      35671D-85-7          592     7,370 SH     SOLE        7,370
GENERAL DYNAMICS CORPORATION       COM      369550-10-8        1,363    20,000 SH     SOLE       20,000
GENERAL ELECTRIC CO                COM      369604-10-3        3,858   255,000 SH     SOLE      255,000
GLOBAL  PAYMENTS INC               COM      37940X-10-2        2,908    54,000 SH     SOLE       54,000
HARRIS CORP                        COM      413875-10-5        1,902    40,000 SH     SOLE       40,000
HARRIS STRATEX NETWORKS INC        COM      41457P-10-6           69     9,936 SH     SOLE        9,936
HEWLETT PACKARD COMPANY            COM      428236-10-3        5,151   100,000 SH     SOLE      100,000
HOME DEPOT INC                     COM      437076-10-2        2,314    80,000 SH     SOLE       80,000
INTEL CORP                         COM      458140-10-0        2,040   100,000 SH     SOLE      100,000
INTERNATIONAL BUSINESS MACHS CORP  COM      459200-10-1       11,912    91,000 SH     SOLE       91,000
JPMORGAN CHASE & CO                COM      46625H-10-0        5,417   130,000 SH     SOLE      130,000
JOHNSON & JOHNSON                  COM      478160-10-4        7,729   120,000 SH     SOLE      120,000
KRAFT FOODS INC                    COM      50075N-10-4           56     2,076 SH     SOLE        2,076
L-3 COMMUNICATIONS HLDGS           COM      502424-10-4          870    10,000 SH     SOLE       10,000
LEVEL 3 COMMUNICATIONS INC         COM      52729N-10-0          589   385,000 SH     SOLE      385,000
LINCOLN NATIONAL CORP              COM      534187-10-9          566    22,734 SH     SOLE       22,734
LOCKHEED MARTIN CORPORATION        COM      539830-10-9        4,521    60,000 SH     SOLE       60,000
MCDERMOTT INTERNATIONAL  INC       COM      580037-10-9        3,602   150,000 SH     SOLE      150,000
MERCK & COMPANY New                COM      58933Y-10-5        5,481   150,000 SH     SOLE      150,000
MICROSOFT CORP                     COM      594918-10-4       10,062   330,000 SH     SOLE      330,000
MONSANTO COMPANY                   COM      61166W-10-1          837    10,234 SH     SOLE       10,234
MOTOROLA INC                       COM      620076-10-9          776   100,000 SH     SOLE      100,000

NATIONAL SEMICONDUCTOR             COM      637640-10-3          922    60,000 SH     SOLE       60,000
NEWMONT MINING CORP                COM      651639-10-6        3,196    67,561 SH     SOLE       67,561
NORTHROP GRUMMAN CORP              COM      666807-10-2        3,112    55,712 SH     SOLE       55,712
NUANCE COMMUNICATIONS INC          COM      67020Y-10-0        1,864   120,000 SH     SOLE      120,000
ORBITAL SCIENCES CORP              COM      685564-10-6        1,474    96,600 SH     SOLE       96,600
PALL CORP                          COM      696429-30-7        1,086    30,000 SH     SOLE       30,000
PFIZER INC                         COM      717081-10-3        3,748   206,050 SH     SOLE      206,050
PHILIP MORRIS INTERNATIONAL        COM      718172-10-9          145     3,000 SH     SOLE        3,000
PIEDMONT NATURAL GAS COMPANY INC   COM      720186-10-5        6,304   235,656 SH     SOLE      235,656
PROGRESS ENERGY INC                COM      743263-10-5        1,640    40,000 SH     SOLE       40,000
ULTRASHORT S&P 500 PROSHARES ETF   COM      74347R-88-3       14,020   400,000 SH     SOLE      400,000
RAYTHEON CO                        COM      755111-50-7        6,878   133,500 SH     SOLE      133,500
SARA LEE CORP                      COM      803111-10-3        1,241   101,900 SH     SOLE      101,900
SCANA CORP                         COM      80589M-10-2        1,733    46,000 SH     SOLE       46,000
SCANSOURCE INC.                    COM      806037-10-7        2,667    99,900 SH     SOLE       99,900
SCHLUMBERGER LTD                   COM      806857-10-8        5,272    81,000 SH     SOLE       81,000
THE SOUTH FINANCIAL GROUP INC      COM      837841-10-5          306   475,385 SH     SOLE      475,385
SPECTRA ENERGY CORP                COM      847560-10-9        2,256   110,000 SH     SOLE      110,000
STRYKER CORP                       COM      863667-10-1        1,007    20,000 SH     SOLE       20,000
SYMANTEC CORP                      COM      871503-10-8        1,610    90,000 SH     SOLE       90,000
TELEFONICA S.A. ADR                COM      879382-20-8          564     6,752 SH     SOLE        6,752
TELEFONOS DE MEXICO S.A.B. DE C.V. COM      879403-78-0        1,658   100,000 SH     SOLE      100,000
TELMEX INTERNACIONAL ADR (L shrs)  COM      879690-10-5        1,775   100,000 SH     SOLE      100,000
TEMPLETON CHINA WORLD FUND         COM      88018X-10-2          687    20,000 SH     SOLE       20,000
TEXAS INSTRUMENTS INC              COM      882508-10-4        1,303    50,000 SH     SOLE       50,000
THERMO FISHER SCIENTIFIC INC       COM      883556-10-2          954    20,000 SH     SOLE       20,000
3COM CORP                          COM      885535-10-4          495    66,000 SH     SOLE       66,000
TIME WARNER CABLE                  COM      88732J-20-7            0         7 SH     SOLE            7
TRIMBLE NAVIGATIONS LTD            COM      896239-10-0        1,890    75,000 SH     SOLE       75,000
UNITED TECHNOLOGIES CORP           COM      913017-10-9        7,982   115,000 SH     SOLE      115,000
UNITEDHEALTH GROUP INC             COM      91324P-10-2          610    20,000 SH     SOLE       20,000
VERIZON COMMUNICATIONS INC         COM      92343V-10-4        2,650    80,000 SH     SOLE       80,000
WILLIAMS COMPANIES                 COM      969457-10-0        5,101   242,000 SH     SOLE      242,000
XEROX CORPORATION                  COM      984121-10-3        1,861   220,000 SH     SOLE      220,000
YAHOO! INC                         COM      984332-10-6          503    30,000 SH     SOLE       30,000
ZIMMER HOLDINGS INC                COM      98956P-10-2        1,371    23,200 SH     SOLE       23,200
ZOLL MEDICAL CORP                  COM      989922-10-9        1,202    45,000 SH     SOLE       45,000
COVIDIEN LTD                       COM      G2554F-10-5        1,198    25,021 SH     SOLE       25,021
NABORS INDUSTRIES LTD              COM      G6359F-10-3          788    36,000 SH     SOLE       36,000
TRANSOCEAN INC.                    COM      H8817H-10-0        1,159    13,992 SH     SOLE       13,992